MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED (Details)	Jul. 16, 2008 Siemens Enterprise Communication [Member] EUR (€)	Sep. 26, 2008 Fiba Holdings As [Member] USD ($)	Sep. 26, 2008 Fiba Holdings As [Member] EUR (€)	Sep. 30, 2008 Cpt Investments Ltd [Member] EUR (€)	Nov. 25, 2008 Astir Palace [Member] EUR (€)	Dec. 16, 2008 Ethniki Hellenic General Insurance Sa [Member] EUR (€)	Dec. 23, 2008 Hellenic Countryside Sa [Member] EUR (€)	Dec. 22, 2008 Banca Romaneasca [Member] EUR (€)	May 30, 2008 Banca Romaneasca [Member] EUR (€)	Dec. 31, 2009 Hellenic Postal Savings Bank Sa [Member]	Jun. 30, 2009 Hellenic Postal Savings Bank Sa [Member]	Jan. 18, 2010 Aktor Fm Sa [Member] EUR (€)	Dec. 31, 2009 Nbg Pangaea Sa [Member] EUR (€)	Sep. 30, 2009 Nbg Pangaea Sa [Member]	Sep. 15, 2009 Phosphoric Fertilisers Industry Sa [Member] EUR (€)	Oct. 14, 2009 Larco Sa [Member] EUR (€)	Aug. 17, 2010 Stopanska Banka Ad Skopje [Member] EUR (€)	Sep. 03, 2010 Nbg Factoring Romania Ifn Sa [Member]	Nov. 04, 2010 Finansbank [Member] USD ($)	Nov. 04, 2010 Finansbank [Member] TRY	Apr. 30, 2010 Finans Investment Trust [Member] TRY	Dec. 31, 2010 Finans Leasing [Member] TRY	Aug. 13, 2010 Finans Leasing [Member] TRY	Aug. 13, 2010 Finans Leasing [Member] EUR (€)
Mergers Acquisitions Disposals Disclosure Textual Details [Abstract]
Disposal by the Bank/ Group of (in %)	30.00%						20.23%														10.73%
Total consideration agreed (in million EUR)	€ 11,400,000						€ 3,500,000								€ 18,900,000
Acquisition by Bank / Group (in %)		9.68%	9.68%																			5.11%	27.30%	27.30%
Total consideration agreed			487,400,000									161,500					35,200,000							42,300,000
Total consideration agreed (in million USD)		697,000,000
Total consideration agreed (in million TL)																					2,700,000	20,500,000	81,700,000
Total Group shareholding including this transaction		94.79%	94.79%																		71.93%	90.89%
Contribution by the Bank / Group to share capital increase of (in million EUR)				311,200,000	99,600,000	137,500,000		41,600,000	41,200,000							20,500,000
Aquisition by the Bank due to its participation to share capital increase of PSB (in number of shares)											9,420,000
Aquisition by the Bank of shares (in number of shares)										200,000		53,846
Total Bank shareholding in PSB including this transaction										6.69%		35.00%
Price per share (in EUR)												€ 3
Bank contributed to NBG Pangaea S.A. (number of properties)														241
Net book value of 241 properties (in million EUR)													164,800,000
Amount deposited in escrow account (in million EUR)															2,600,000
Loss on disposal (in million EUR)															(10,000,000)
Total Bank shareholding in Larco before this transaction (in %)																36.43%
Total Bank shareholding in Larco including this transaction (in %)																33.36%
The Bank aquired from European Bank for Reconstruction and Development (EBRD) % of share capital of (in %)																	21.60%
The Bank aquired from International Finance Association (IFC) % of share capital of (in %)																	10.80%
Banca Romaneasca owns (in %)																		99.00%
NBG Leasing IFN S.A. owns (in %)																		1.00%
Share capital increase (in million TL)																				551,300,000
Of which in cash (in million TL)																				547,100,000
and the remaining by capitalisation of reserves																				4,100,000
Cash contribution by the Bank / Group to share capital increase of (in million TL)																				518,700,000
The contribution was partially covered by the proceeds from repayment by Finasbank of subordinated debt (in million TL)																				495,800,000
The contribution covered by the proceeds from repayment by Finasbank of subordinated debt (in million USD)																			325,000,000
The contribution was partially covered by the reinvestment of dividend (in million TL)																				22,900,000